Related Party Transactions (Narrative) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Accounts Receivable, Related Parties, Current	$ 0	$ 0
Accounts Payable, Related Parties, Current	$ 1,128,630	1,053,874
IVM
Related Party Transaction, Description of Transaction

Glen D. Bornt, a member of the Company's Board of Directors, is the founder and President of Imperial Valley Milling Co. ("IVM"). He is its majority shareholder and a member of its Board of Directors. Fred Fabre, the Company's Vice President of Sales and Marketing, is a minority shareholder of IVM. IVM had a 15-year supply agreement with Imperial Valley Seeds, Inc., and this agreement was assigned by IVS to the Company when it purchased the assets of IVS in October 2012. IVM contracts with alfalfa seed growers in California's Imperial Valley and sells its growers' seed to the Company pursuant to a supply agreement. Under the terms of the supply agreement, IVM's entire certified and uncertified alfalfa seed production must be offered and sold to the Company, and the Company has the exclusive option to purchase all or any portion of IVM's seed production. The Company paid $10,227,254 to IVM during the year ended June 30, 2015. Amounts due to IVM totaled $834,158 and $651,611 at June 30, 2015 and June 30, 2014, respectively.

Related Party Transaction, Purchases from Related Party	$ 10,227,254
Accounts Payable, Related Parties, Current	$ 834,158	651,611
Bungalally Farms
Related Party Transaction, Description of Transaction

Simon Pengelly, SGI's Chief Financial Officer, has a non-controlling ownership interest in the partnership Bungalally Farms ("BF"). BF is one of SGI's contract alfalfa seed growers. SGI currently has entered into seed production contracts with BF on the same commercial terms and conditions as with the other growers with whom SGI contracts for alfalfa seed production. During year ended June 30, 2015, the Company purchased a total of $428,796 of alfalfa seed that BF grew and sold to SGI under contract seed production agreements. SGI currently has seed production agreements with BF for 123 hectares of various seed varieties as part of its contract production for which SGI paid BF the same price it agreed to pay its other growers. Mr. Pengelly did not personally receive any portion of these funds. Amounts due to BF totaled $293,772 and $373,341 at June 30, 2015 and 2014, respectively.

Related Party Transaction, Purchases from Related Party	$ 428,796
Accounts Payable, Related Parties, Current	$ 293,772	$ 373,341